Performance Management - Destinations Real Assets Fund	Nov. 13, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Since February 1, 2021 through the date of this prospectus, the Fund has not been an active component in the advisory models that are implemented through the Destinations Funds. Accordingly, during the period, the Adviser was the sole beneficial owner of the Fund and the Fund had only de minimis assets, which consisted entirely of cash.
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2023
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* As described above, since February 1, 2021 through the date of this prospectus, the Fund’s portfolio has consisted entirely of cash.
Bar Chart Closing [Text Block]
The Fund’s best and worst calendar quarters
Best Quarter: 20.39% (June 30, 2020)
Worst Quarter: (-38.69)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was 0.00%.

Year to Date Return, Label [Optional Text]	The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(38.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	0.00%	-8.26%	-13.03%
Class Z**	0.00%	-7.37%	-15.44%
Return After Taxes on Distributions
Class I	0.00%	-11.08%	-15.17%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	0.00%	-6.61%	-9.18%
FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)	23.60%	12.56%	9.83%

*
Since February 1, 2021 through the date of this prospectus, the Fund’s portfolio has consisted entirely of cash

**
The Fund’s Class Z shares commenced operations on July 16, 2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I and will vary for Class Z.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.destinationsfunds.com
Performance Availability Phone [Text]	1-877-771-7979